Other Assets (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Assets [Abstract]
Schedule of Other Assets

Other assets include the following:

	2026 A$	2025 A$
Prepayments [1]	2,158,906	428,455

Exploration bonds	-	33,868

Other assets	115,665	117,379

Total other assets	2,274,571	579,702

[1]	Prepayments at 30 June 2026 primarily comprises accommodation costs paid in advance and a deposit for drilling services in relation to exploration activities at Horse Heaven. In the prior year prepayments mainly comprises marketing and public relations costs paid in advance.
Other assets include the following:
	2025 $	2024 $
Prepayments	428,455	311,449

Exploration bonds	33,868	33,868

Other assets	117,379	3,734

Total other assets	579,702	349,051